United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21803

THE CAMPBELL MULTI-STRATEGY TRUST

(Exact name of the registrant as specified in charter)

2850 Quarry Lake Drive,

Baltimore, Maryland 21209

(Address of principle executive offices) (Zip code)

G. William Andrews

Campbell & Company Investment Adviser LLC

2850 Quarry Lake Drive

Baltimore, Maryland 21209

(name and address for agent for service)

Registrant’s telephone number including area code: (800) 698-7235

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments (Unaudited)

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES

Common Stocks
Bermuda
Financials
Assured Guaranty Ltd.	4,977	$93,319	0.06%
Axis Capital Holdings Ltd.	7,974	345,354	0.23%
Tower Group International Ltd.	21,471	150,297	0.10%
Total Financials		588,970	0.39%
Information Technology
Genpact Ltd.*	30,572	577,199	0.39%
Marvell Technology Group Ltd.	1,031	11,857	0.01%
Total Information Technology		589,056	0.40%
Total Bermuda		1,178,026	0.79%
Brazil
Materials
Gerdau SA - Adr	30,332	226,277	0.15%
British Virgin Islands
Industrials
UTi Worldwide Inc.	14,553	219,896	0.15%
Canada
Consumer Discretionary
Magna International Inc.- Class A	157	12,962	0.01%
Energy
Canadian Natural Resources Ltd.	6,220	195,557	0.13%
Precision Drilling Corp.	10,864	107,771	0.07%
Total Energy		303,328	0.20%
Financials
Manulife Financial Corp.	48,464	802,563	0.54%
Health Care
Catamaran Corp.*	20,900	960,355	0.64%
Materials
Dominion Diamond Corp.*	4,147	50,552	0.03%
Methanex Corp.	1,791	91,825	0.07%
Total Materials		142,377	0.10%
Telecommunication Services
Rogers Communications Inc.- Class B	39	1,677	0.00%
Total Canada		2,223,262	1.49%
Cayman Islands
Information Technology
NetEase Inc.	47	3,413	0.00%
SINA Corp.*	5,858	475,494	0.32%
Total Information Technology		478,907	0.32%
Guernsey
Information Technology
Amdocs Ltd.	13,650	500,136	0.33%
India
Health Care
Dr Reddy's Laboratories Ltd.	6,310	238,455	0.16%

See Accompanying Notes to the Financial Statements.

1

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Israel
Information Technology
Check Point Software Technologies Ltd.*	2,865	$162,044	0.11%
RADWARE Ltd.*	1,350	18,833	0.01%
Total Information Technology		180,877	0.12%
Japan
Consumer Discretionary
Adastria Holdings Co., Ltd.	400	19,018	0.01%
Aisan Industry Co., Ltd.	7,900	78,176	0.05%
Alpine Electronics Inc.	300	3,259	0.00%
Aoyama Trading Co., Ltd.	1,000	27,244	0.02%
Asics Corp.	11,200	192,928	0.13%
Chiyoda Co., Ltd.	3,700	78,614	0.05%
Daido Metal Co., Ltd.	6,000	61,695	0.04%
Daiei Inc.*	16,850	50,606	0.03%
Daihatsu Motor Co., Ltd.	2,000	38,687	0.03%
Daiichikosho Co., Ltd.	4,400	120,006	0.08%
Daikoku Denki Co., Ltd.	500	10,812	0.01%
Denso Corp.	5,000	233,138	0.16%
Doshisha Co., Ltd.	400	5,717	0.00%
Doutor Nichires Holdings Co., Ltd.	2,700	47,334	0.03%
EDION Corp.	18,600	92,976	0.06%
Exedy Corp.	1,800	44,182	0.03%
Foster Electric Co., Ltd.	2,200	45,557	0.03%
France Bed Holdings Co., Ltd.	2,000	4,174	0.00%
Fuji Co., Ltd.	400	7,167	0.00%
Fujitsu General Ltd.	1,000	11,504	0.01%
Futaba Industrial Co., Ltd.*	3,000	12,400	0.01%
Higashi Nihon House Co., Ltd.	1,000	6,455	0.00%
Hikari Tsushin Inc.	400	25,126	0.02%
Honeys Co., Ltd.	2,740	29,876	0.02%
Isetan Mitsukoshi Holdings Ltd.	5,700	84,376	0.06%
Isuzu Motors Ltd.	5,000	32,884	0.02%
Izumi Co., Ltd.	1,000	29,117	0.02%
J Front Retailing Co., Ltd.	9,000	72,751	0.05%
Joshin Denki Co., Ltd.	2,000	17,165	0.01%
Keihin Corp.	500	8,027	0.01%
KYB Co., Ltd.	1,000	6,455	0.00%
LEC Inc.	400	5,143	0.00%
Marui Group Co., Ltd.	21,700	203,027	0.14%
Misawa Homes Holdings, Inc.	100	1,582	0.00%
Mitsuba Corp.	2,000	35,755	0.02%
NHK Spring Co., Ltd.	8,700	88,926	0.06%
Nissan Motor Co., Ltd.	25,000	250,445	0.16%
Onward Holdings Co., Ltd.	24,000	211,107	0.14%
Oriental Land Co., Ltd.	400	66,052	0.04%
Pal Co., Ltd.	900	22,503	0.02%
Press Kogyo Co., Ltd.	1,000	4,408	0.00%
Round One Corp.	4,800	27,708	0.02%
Royal Holdings Co., Ltd.	2,000	31,805	0.02%
Ryohin Keikaku Co., Ltd.	300	27,091	0.02%
Sanrio Co., Ltd.	1,300	79,807	0.05%
Seiko Holdings Corp.	14,000	59,578	0.04%
Seria Co., Ltd.	1,300	40,300	0.03%

See Accompanying Notes to the Financial Statements.

2

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Shimachu Co., Ltd.	3,400	$84,251	0.06%
Shimamura Co., Ltd.	3,900	387,917	0.25%
Showa Corp.	2,200	29,520	0.02%
St Marc Holdings Co., Ltd.	200	10,099	0.01%
Sumitomo Forestry Co., Ltd.	6,500	70,410	0.05%
T RAD Co., Ltd.	3,000	9,773	0.01%
Takata Corp.	2,100	52,807	0.04%
Toei Co., Ltd.	19,000	114,706	0.08%
Tokai Rika Co., Ltd.	1,800	38,043	0.03%
Token Corp.	320	17,723	0.01%
Tokyo Dome Corp.	9,000	70,277	0.05%
Toyoda Gosei Co., Ltd.	400	9,839	0.01%
Toyota Boshoku Corp.	8,500	113,622	0.08%
Toyota Industries Corp.	5,800	249,773	0.17%
Toyota Motor Corp.	3,400	217,032	0.15%
Toyota Motor Corp. - Adr	39	4,993	0.00%
Xebio Co., Ltd.	3,900	87,906	0.06%
Yellow Hat Ltd.	200	3,744	0.00%
Total Consumer Discretionary		4,225,098	2.83%
Consumer Staples
Aeon Co., Ltd.	3,700	50,890	0.03%
Ain Pharmaciez Inc.	500	21,201	0.01%
Asahi Group Holdings Ltd.	700	18,379	0.01%
Cawachi Ltd.	2,100	41,583	0.03%
Coca-Cola West Co., Ltd.	2,300	45,918	0.03%
Fuji Oil Co., Ltd.	1,500	26,037	0.02%
Heiwado Co., Ltd.	6,500	101,115	0.07%
House Foods Group Corp.	1,700	26,393	0.02%
Ito En Ltd.	6,700	152,178	0.10%
Japan Tobacco Inc.	1,100	39,532	0.03%
J-Oil Mills Inc.	1,000	3,187	0.00%
Kato Sangyo Co., Ltd.	400	8,556	0.01%
Kewpie Corp.	1,100	17,459	0.01%
Kirin Holdings Co., Ltd.	3,000	43,645	0.03%
Kose Corp.	400	11,565	0.01%
Mandom Corp.	400	13,968	0.01%
Matsumotokiyoshi Holdings Co., Ltd.	5,000	161,619	0.11%
Nippon Flour Mills Co., Ltd.	6,000	30,115	0.02%
Nippon Meat Packers Inc.	5,000	71,519	0.05%
Nisshin Seifun Group Inc.	16,800	169,327	0.10%
Pigeon Corp.	800	39,257	0.03%
Rock Field Co., Ltd.	700	13,854	0.01%
Sakata Seed Corp.	1,700	23,434	0.02%
Seven & I Holdings Co., Ltd.	1,800	65,604	0.04%
Toyo Suisan Kaisha Ltd.	1,000	29,300	0.02%
Tsuruha Holdings Inc.	900	79,348	0.05%
Yakult Honsha Co., Ltd.	500	25,019	0.02%
Total Consumer Staples		1,330,002	0.89%
Energy
Cosmo Oil Co., Ltd.*	7,000	13,113	0.01%
Japan Petroleum Exploration Co.	3,100	133,185	0.08%
Modec Inc.	3,600	112,700	0.08%

See Accompanying Notes to the Financial Statements.

3

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Toyo Kanetsu K.K.	3,000	$8,979	0.01%
Total Energy		267,977	0.18%
Financials
77 Bank Ltd.	6,000	29,504	0.02%
AEON Financial Service Co., Ltd.	100	3,141	0.00%
Bank of the Ryukyus Ltd.	1,100	13,775	0.01%
Chiba Bank Ltd.	3,000	21,868	0.01%
Daiwa Securities Group Inc.	8,000	71,672	0.05%
Fukuoka Financial Group Inc.	11,000	49,611	0.03%
Hachijuni Bank Ltd.	1,000	6,210	0.00%
Higo Bank Ltd.	4,000	23,416	0.02%
Hyakugo Bank Ltd.	2,000	8,226	0.01%
IBJ Leasing Co., Ltd.	4,900	127,457	0.10%
Joyo Bank Ltd.	51,000	273,627	0.19%
Kenedix Inc.*	300	1,588	0.00%
MS&AD Insurance Group Holdings	300	7,819	0.01%
Nishi-Nippon City Bank Ltd.	5,000	13,591	0.01%
Oita Bank Ltd.	1,000	3,288	0.00%
ORIX Corp.	300	4,871	0.00%
Relo Holdings Inc.	2,000	89,285	0.06%
Seven Bank Ltd.	20,100	67,119	0.04%
Shiga Bank Ltd.	2,000	11,341	0.01%
Suruga Bank Ltd.	3,000	51,525	0.03%
T&D Holdings Inc.	1,600	19,775	0.01%
Takara Leben Co., Ltd.	19,300	66,020	0.04%
Toho Bank Ltd.	2,000	6,149	0.00%
Tokyo Tatemono Co., Ltd.	2,000	18,285	0.01%
Yamaguchi Financial Group Inc.	1,000	9,814	0.01%
Total Financials		998,977	0.67%
Health Care
Chugai Pharmaceutical Co., Ltd.	8,100	166,082	0.11%
CMIC Holdings Co., Ltd.	1,000	13,663	0.01%
Eisai Co., Ltd.	1,900	77,180	0.05%
Fuji Pharma Co., Ltd.	200	3,537	0.00%
Hogy Medical Co., Ltd.	2,200	121,843	0.08%
Kaken Pharmaceutical Co., Ltd.	2,000	30,318	0.02%
Kissei Pharmaceutical Co., Ltd.	400	9,154	0.01%
KYORIN Holdings Inc.	2,900	61,853	0.04%
Miraca Holdings Inc.	3,300	147,152	0.10%
Nikkiso Co., Ltd.	16,000	168,266	0.11%
Nippon Shinyaku Co., Ltd.	1,000	17,226	0.01%
Shionogi & Co., Ltd.	800	16,786	0.01%
Ship Healthcare Holdings Inc.	1,000	38,941	0.03%
Suzuken Co., Ltd.	400	13,153	0.01%
Toho Holdings Co., Ltd.	900	16,401	0.01%
Tokai Corp.	300	8,054	0.01%
Tsukui Corp.	1,100	13,394	0.01%
Total Health Care		923,003	0.62%
Industrials
Cosel Co., Ltd.	300	3,638	0.00%
Daihen Corp.	22,000	88,022	0.06%
Daiseki Co., Ltd.	900	16,557	0.01%

See Accompanying Notes to the Financial Statements.

4

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Denyo Co., Ltd.	2,200	$27,504	0.02%
Ebara Corp.	9,000	50,395	0.03%
Futaba Corp.	700	8,958	0.01%
Hankyu Hanshin Holdings Inc.	17,000	94,324	0.06%
Hino Motors Ltd.	7,000	102,907	0.07%
Hosokawa Micron Corp.	5,000	35,225	0.02%
IHI Corp.	78,000	327,960	0.22%
Iseki & Co., Ltd.	10,000	35,429	0.02%
ITOCHU Corp.	2,800	34,264	0.02%
Itoki Corp.	100	521	0.00%
Japan Airport Terminal Co., Ltd.	2,600	60,060	0.04%
Kajima Corp.	7,000	28,435	0.02%
Kanamoto Co., Ltd.	1,000	27,203	0.02%
Kinden Corp.	3,000	32,222	0.02%
Kinki Sharyo Co., Ltd.	1,000	3,360	0.00%
Kintetsu Corp.	57,000	212,389	0.14%
Kintetsu World Express Inc.	1,900	68,185	0.05%
Kitz Corp.	18,000	81,181	0.05%
Komori Corp.	1,500	22,021	0.01%
KOSAIDO Co., Ltd.*	200	1,097	0.00%
Kubota Corp.	19,000	274,094	0.18%
Kuroda Electric Co., Ltd.	1,300	17,338	0.01%
LIXIL Group Corp.	4,500	92,497	0.06%
Mabuchi Motor Co., Ltd.	700	36,844	0.02%
Maeda Corp.	1,000	6,149	0.00%
Maeda Road Construction Co., Ltd.	6,000	99,506	0.07%
Makita Corp.	100	5,803	0.00%
Mitsubishi Electric Corp.	14,000	146,806	0.10%
Mitsubishi Heavy Industries Ltd.	17,000	97,440	0.07%
Moshi Moshi Hotline Inc.	5,300	61,836	0.04%
Nagase & Co., Ltd.	2,000	25,391	0.02%
Nichias Corp.	1,000	6,729	0.00%
Nichiha Corp.	7,800	106,329	0.07%
Nippo Corp.	7,000	119,868	0.08%
Nippon Densetsu Kogyo Co., Ltd.	2,000	21,726	0.01%
Nippon Road Co., Ltd.	4,000	24,026	0.02%
Nippon Yusen K.K.	4,000	12,624	0.01%
Nitta Corp.	1,100	23,450	0.02%
Nitto Kogyo Corp.	500	8,333	0.01%
Noritake Co., Ltd.	2,000	5,314	0.00%
NTN Corp.*	14,000	62,998	0.04%
Obayashi Corp.	5,000	29,829	0.02%
Oiles Corp.	500	11,469	0.01%
Okabe Co., Ltd.	3,500	42,723	0.03%
Park24 Co., Ltd.	6,100	108,369	0.07%
Penta-Ocean Construction Co., Ltd.	4,000	11,158	0.01%
Sanki Engineering Co., Ltd.	4,000	24,556	0.02%
Sanwa Holdings Corp.	2,000	12,176	0.01%
Sanyo Denki Co., Ltd.	1,000	7,432	0.00%
Seino Holdings Co., Ltd.	2,000	20,361	0.01%
Shimizu Corp.	9,000	43,889	0.03%
Shinmaywa Industries Ltd.	20,000	155,561	0.10%
Sintokogio Ltd.	4,700	35,265	0.02%
SMC Corp.	200	47,524	0.03%

See Accompanying Notes to the Financial Statements.

5

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Sohgo Security Services Co., Ltd.	2,800	$55,957	0.04%
Sumitomo Densetsu Co., Ltd.	4,700	63,975	0.04%
Sumitomo Electric Industries Ltd.	300	4,343	0.00%
Sumitomo Heavy Industries Ltd.	28,000	127,137	0.09%
Tadano Ltd.	24,000	307,131	0.21%
Taisei Corp.	6,000	29,504	0.02%
Takasago Thermal Engineering Co., Ltd.	3,300	27,986	0.02%
Takuma Co., Ltd.	3,000	28,313	0.02%
Tatsuta Electric Wire and Cable Co., Ltd.	300	2,291	0.00%
TOA ROAD Corp.	5,000	24,281	0.02%
Toda Corp.	5,000	17,104	0.01%
Toshiba Plant Systems & Services Corp.	6,000	99,384	0.07%
Toyo Engineering Corp.	16,000	69,229	0.05%
Toyota Tsusho Corp.	1,800	46,986	0.03%
TrusCo.Nakayama Corp.	400	8,177	0.01%
Uchida Yoko Co., Ltd.	3,000	8,491	0.01%
Union Tool Co.	400	8,507	0.01%
Wakita & Co., Ltd.	1,000	13,194	0.01%
Yamato Holdings Co., Ltd.	1,100	24,772	0.02%
Total Industrials		4,134,032	2.76%
Information Technology
Amano Corp.	10,500	108,500	0.08%
Axell Corp.	100	1,975	0.00%
Brother Industries Ltd.	2,700	30,402	0.02%
Canon Electronics Inc.	1,400	25,798	0.02%
Canon Inc.	1,100	35,052	0.02%
Citizen Holdings Co., Ltd.	10,400	72,845	0.05%
Dainippon Screen Manufacturing Co., Ltd.	10,000	54,772	0.04%
Daishinku Corp.	14,000	55,302	0.04%
DTS Corp.	500	7,910	0.01%
Eizo Corp.	1,300	33,537	0.02%
Enplas Corp.	200	12,665	0.01%
ESPEC Corp.	300	2,346	0.00%
Fuji Soft Inc.	1,200	22,687	0.02%
Fujitsu Ltd.*	18,000	67,071	0.04%
Hirose Electric Co., Ltd.	200	30,664	0.02%
Hitachi Kokusai Electric Inc.	4,000	48,012	0.03%
Hitachi Ltd.	3,000	19,761	0.01%
Horiba Ltd.	700	26,190	0.02%
Hosiden Corp.	8,100	43,623	0.03%
IT Holdings Corp.	100	1,261	0.00%
Japan Radio Co., Ltd.*	1,000	3,665	0.00%
Konica Minolta Inc.	11,000	92,278	0.06%
Kyocera Corp.	400	21,217	0.01%
Macnica Inc.	100	2,656	0.00%
Mimasu Semiconductor Industry Co., Ltd.	700	6,157	0.00%
Nichicon Corp.	700	7,704	0.01%
Nihon Unisys Ltd.	600	5,162	0.00%
Nippon Chemi-Con Corp.*	1,000	4,948	0.00%
Nippon Electric Glass Co., Ltd.	19,000	101,552	0.08%
NSD Co., Ltd.	7,000	78,605	0.05%
NTT Data Corp.	3,000	100,942	0.07%
Omron Corp.	1,800	64,963	0.04%

See Accompanying Notes to the Financial Statements.

6

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Otsuka Corp.	200	$25,492	0.02%
Ricoh Co., Ltd.	2,000	23,029	0.02%
Riso Kagaku Corp.	500	11,682	0.01%
Sanken Electric Co., Ltd.	3,000	15,302	0.01%
Seiko Epson Corp.	2,100	34,357	0.02%
Shinko Electric Industries Co., Ltd.	1,400	14,652	0.01%
Siix Corp.	500	6,572	0.00%
Square Enix Holdings Co., Ltd.	1,300	20,580	0.01%
Star Micronics Co., Ltd.	11,100	108,711	0.08%
Taiyo Yuden Co., Ltd.	6,100	79,305	0.05%
Tamura Corp.	9,000	23,365	0.02%
Tokyo Seimitsu Co., Ltd.	5,000	91,525	0.06%
Topcon Corp.	2,700	41,892	0.03%
Towa Corp.	6,400	35,966	0.02%
Toyo Corp.	700	8,823	0.01%
Trend Micro Inc.	600	22,326	0.01%
Wacom Co., Ltd.	7,000	66,918	0.04%
Total Information Technology		1,820,719	1.22%
Materials
Aichi Steel Corp.	2,000	10,934	0.01%
Air Water Inc.	6,000	88,389	0.06%
Asahi Kasei Corp.	6,000	45,141	0.03%
Daicel Corp.	44,000	396,438	0.27%
Daido Steel Co., Ltd.	1,000	5,864	0.00%
Earth Chemical Co., Ltd.	600	22,754	0.02%
Fuji Seal International Inc.	2,600	78,642	0.05%
Fujimi Inc.	1,800	24,263	0.02%
Godo Steel Ltd.	2,000	3,950	0.00%
Hitachi Chemical Co., Ltd.	13,900	223,447	0.15%
JSP Corp.	700	11,431	0.01%
JSR Corp.	1,000	18,539	0.01%
Kaneka Corp.	34,000	221,532	0.15%
Kuraray Co., Ltd.	4,300	51,438	0.03%
Kurimoto Ltd.	3,000	8,918	0.01%
Mitsubishi Chemical Holdings Corp.	49,000	228,476	0.15%
Mitsubishi Gas Chemical Co., Inc.	8,000	67,111	0.04%
Mitsubishi Materials Corp.	1,000	4,123	0.00%
Mitsui Chemicals Inc.	15,000	41,079	0.03%
Nihon Nohyaku Co., Ltd.	10,000	110,359	0.07%
Nippon Soda Co., Ltd.	12,000	71,224	0.05%
Nippon Steel & Sumitomo Metal Corp.	1,000	3,390	0.00%
Nippon Synthetic Chemical Industry Co., Ltd.	6,000	57,175	0.04%
Shin-Etsu Chemical Co., Ltd.	4,100	250,446	0.17%
Shinto Paint Co., Ltd.	2,000	4,785	0.00%
Sumitomo Bakelite Co., Ltd.	5,000	18,071	0.01%
Sumitomo Osaka Cement Co., Ltd.	6,000	24,128	0.02%
Taiyo Holdings Co., Ltd.	2,300	71,418	0.05%
Taiyo Nippon Sanso Corp.	6,000	40,193	0.03%
Tokuyama Corp.	1,000	3,899	0.00%
Tokyo Ohka Kogyo Co., Ltd.	300	6,658	0.00%
Tokyo Steel Manufacturing Co., Ltd.*	2,600	15,353	0.01%
Toray Industries Inc.	5,000	32,833	0.02%
Yamato Kogyo Co., Ltd.	700	25,940	0.02%

See Accompanying Notes to the Financial Statements.

7

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Yodogawa Steel Works Ltd.	2,000	$8,816	0.01%
Total Materials		2,297,157	1.54%
Utilities
Chubu Electric Power Co., Inc.	1,600	21,925	0.01%
Electric Power Development Co., Ltd.	4,300	140,087	0.10%
Okinawa Electric Power Co., Inc.	100	3,451	0.00%
Total Utilities		165,463	0.11%
Total Japan		16,162,428	10.82%
Mexico
Consumer Staples
Coca-Cola Femsa SAB de CV - Adr	19	2,394	0.00%
Industrials
Grupo Aeroportuario del Sureste - Adr	19	2,068	0.00%
Telecommunication Services
America Movil SAB de CV - Adr	2,725	53,982	0.04%
Total Mexico		58,444	0.04%
Netherlands
Consumer Staples
Unilever NV	117	4,413	0.00%
Industrials
Koninklijke Philips Electronics NV	15,476	499,101	0.34%
Total Netherlands		503,514	0.34%
Puerto Rico
Financials
Popular Inc.*	37,226	976,438	0.65%
Switzerland
Energy
Noble Corp.	30,043	1,134,724	0.76%
Financials
UBS AG	8,493	174,276	0.12%
Information Technology
TE Connectivity Ltd.	681	35,262	0.02%
Total Switzerland		1,344,262	0.90%
Taiwan
Information Technology
Taiwan Semiconductor Manufacturing Co., Ltd. - Adr	21,032	356,703	0.24%
Turkey
Telecommunication Services
Turkcell Iletisim Hizmetleri AS - Adr*	4,120	60,770	0.04%
United Kingdom
Energy
Rowan Cos Plc.*	789	28,972	0.02%
Information Technology
ARM Holdings Plc.	2,021	97,251	0.07%
Total United Kingdom		126,223	0.09%
United States
Consumer Discretionary

See Accompanying Notes to the Financial Statements.

8

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Abercrombie & Fitch - Class A	2,160	$76,399	0.05%
American Axle & Manufacturing Holdings Inc.*	2,571	50,700	0.03%
Arctic Cat Inc.	905	51,630	0.03%
Bed Bath & Beyond Inc.*	8,611	666,147	0.45%
Best Buy Co., Inc.	3,776	141,600	0.09%
BJ's Restaurants Inc.*	1,382	39,691	0.03%
Brown Shoe Co., Inc.	3,136	73,602	0.05%
Brunswick Corp.	952	37,994	0.03%
Cabela's Inc.*	23,354	1,472,003	0.99%
CarMax Inc.*	13,401	649,546	0.43%
Carter's Inc.	1,011	76,725	0.05%
CBS Corp. - Class B	7,785	429,421	0.29%
Children's Place Retail Stores Inc.*	125	7,233	0.00%
Cinemark Holding Inc.	915	29,042	0.02%
Dollar Tree Inc.*	5,351	305,863	0.20%
Dorman Products Inc.	266	13,180	0.01%
DSW Inc. - Class A	996	84,979	0.06%
Fifth & Pacific Companies, Ltd.*	272	6,835	0.00%
Gap Inc.	38,584	1,554,164	1.04%
G-III Apparel Group Ltd.*	2,261	123,428	0.08%
H&R Block Inc.	59,478	1,585,683	1.07%
HSN Inc.	9,520	510,462	0.34%
Iconix Brand Group Inc.*	1,988	66,041	0.04%
Jack in the Box Inc.*	10,641	425,640	0.28%
Jarden Corp.*	5,521	267,216	0.18%
K12 Inc.*	1,396	43,108	0.03%
Krispy Kreme Doughnuts Inc.*	12,882	249,138	0.17%
Men's Wearhouse Inc.	6,753	229,940	0.15%
Movado Group Inc.	701	30,669	0.02%
Panera Bread Co. - Class A*	2,993	474,480	0.32%
Pier 1 Imports Inc.	2,083	40,660	0.03%
PVH Corp.	13,151	1,560,892	1.05%
Regis Corp.	30,579	448,900	0.30%
Select Comfort Corp.*	6,191	150,751	0.10%
Service Corp. International	32,701	608,893	0.41%
Skechers U.S.A. Inc.*	544	16,924	0.01%
Sonic Corp.*	993	17,626	0.01%
Target Corp.	6,700	428,666	0.29%
Thor Industries Inc.	311	18,050	0.01%
Tiffany & Co.	214	16,397	0.01%
Time Warner Cable Inc.	58	6,473	0.00%
TRW Automotive Holdings Corp.*	764	54,481	0.04%
Urban Outfitters Inc.*	1,477	54,309	0.04%
Williams-Sonoma Inc.	7,436	417,903	0.28%
Wolverine World Wide Inc.	674	39,247	0.03%
Total Consumer Discretionary		13,652,731	9.14%
Consumer Staples
Brown-Forman Corp. - Class B	720	49,054	0.03%
Campbell Soup Co.	38,245	1,556,955	1.05%
ConAgra Foods Inc.	26,238	796,061	0.53%
CVS Caremark Corp.	27,303	1,549,445	1.05%
Energizer Holdings Inc.	4,882	444,994	0.30%
General Mills Inc.	11,138	533,733	0.36%

See Accompanying Notes to the Financial Statements.

9

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Hillshire Brands Co.	4,547	$139,775	0.09%
Kellogg Co.	4,369	256,591	0.17%
McCormick & Company Inc.	2,316	149,845	0.10%
Prestige Brands Holdings Inc.*	20,048	603,846	0.40%
Sanderson Farms Inc.	993	64,783	0.04%
Sysco Corp.	29,688	944,969	0.63%
Universal Corp.	1,898	96,665	0.06%
Walgreen Co.	580	31,204	0.02%
Total Consumer Staples		7,217,920	4.83%
Energy
Anadarko Petroleum Corp.	525	48,820	0.03%
Apache Corp.	525	44,699	0.03%
Atwood Oceanics Inc.*	28,587	1,573,427	1.06%
Carrizo Oil & Gas Inc.*	545	20,334	0.01%
Cheniere Energy Inc.*	9,342	318,936	0.21%
Devon Energy Corp.	4,014	231,849	0.16%
Diamond Offshore Drilling Inc.	24,509	1,527,401	1.02%
EOG Resources Inc.	4,385	742,293	0.50%
Exterran Holdings Inc.*	47,702	1,315,144	0.88%
Exxon Mobil Corp.	17,653	1,518,864	1.02%
Gulfmark Offshore Inc. - Class A	746	37,964	0.03%
Helix Energy Solutions Group Inc.*	25,527	647,620	0.43%
Marathon Oil Corp.	5,653	197,177	0.13%
Murphy Oil Corp.	14,838	895,028	0.60%
Newfield Exploration Co.*	4,015	109,891	0.07%
Noble Energy Inc.	234	15,680	0.01%
Oceaneering International Inc.	13,809	1,121,843	0.75%
PDC Energy Inc.*	117	6,966	0.00%
Range Resources Corp.	2,472	187,600	0.13%
SM Energy Co.	1,829	141,181	0.09%
Southwestern Energy Co.*	41,355	1,504,495	1.01%
Superior Energy Services Inc.*	27,057	677,507	0.45%
Unit Corp.*	1,881	87,448	0.06%
Total Energy		12,972,167	8.68%
Financials
Allstate Corp.	4,749	240,062	0.16%
Associated Banc-Corp.	42,947	665,249	0.45%
BlackRock Inc.	1,425	385,634	0.26%
Cash America International Inc.	78	3,532	0.00%
Comerica Inc.	16,946	666,147	0.45%
E*TRADE Financial Corp.*	12,236	201,894	0.14%
Fifth Third Bancorp	84,068	1,516,587	1.01%
First Horizon National Corp.	1,966	21,606	0.01%
Flagstar Bancorp Inc.*	843	12,443	0.01%
Goldman Sachs Group Inc.	4,026	636,953	0.43%
Hanover Insurance Group Inc.	156	8,630	0.01%
HCC Insurance Holdings Inc.	6,710	294,032	0.20%
Huntington Bancshares Inc.	12,904	106,587	0.07%
KeyCorp	138,721	1,581,419	1.05%
Lincoln National Corp.	35,929	1,508,659	1.00%
MBIA Inc.*	2,316	23,693	0.02%
Morgan Stanley	18,855	508,142	0.34%

See Accompanying Notes to the Financial Statements.

10

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Northwest Bancshares Inc.	627	$8,289	0.01%
PrivateBancorp Inc.	13,535	289,649	0.19%
ProAssurance Corp.	20,130	907,058	0.61%
Raymond James Financial Inc.	1,771	73,798	0.05%
Susquehanna Bancshares Inc.	23,568	295,778	0.20%
TD Ameritrade Holding Corp.	2,810	73,566	0.05%
Wells Fargo & Co.	27,676	1,143,572	0.76%
Zions Bancorporation	12,144	332,988	0.22%
Total Financials		11,505,967	7.70%
Health Care
ABIOMED Inc.*	661	12,605	0.01%
Acorda Therapeutics Inc.*	12,691	435,047	0.29%
Alere Inc.*	6,505	198,858	0.13%
Ariad Pharmaceuticals Inc.*	487	8,961	0.01%
BioMarin Pharmaceutical Inc.*	5,994	432,887	0.29%
Bio-Rad Laboratories Inc. - Class A *	340	39,970	0.03%
Cigna Corp.	8,381	644,164	0.43%
Community Health Systems Inc.	821	34,072	0.02%
Cubist Pharmaceuticals Inc.*	1,226	77,912	0.05%
Emeritus Corp.*	23,036	426,857	0.29%
Express Scripts Holding Co.*	11,664	720,602	0.48%
Gilead Sciences Inc.*	10,062	632,296	0.42%
Health Net Inc.*	643	20,383	0.01%
HeartWare International Inc.*	15,431	1,129,705	0.76%
Henry Schein Inc.*	1,836	190,393	0.13%
ICU Medical Inc.*	4,271	290,129	0.19%
Impax Laboratories Inc.*	3,646	74,779	0.05%
InterMune Inc.*	9,323	143,295	0.10%
LifePoint Hospitals Inc.*	982	45,791	0.03%
Luminex Corp.*	2,695	53,900	0.04%
Medtronic Inc.	7,557	402,410	0.27%
Molina Healthcare Inc.*	3,289	117,088	0.08%
MWI Veterinary Supply Inc.*	138	20,612	0.01%
Orexigen Therapeutics Inc.*	15,182	93,217	0.06%
PAREXEL International Corp.*	5,536	278,073	0.19%
Patterson Cos Inc.	3,344	134,429	0.09%
Pharmacyclics Inc.*	643	89,004	0.06%
Regeneron Pharmaceuticals Inc.*	545	170,514	0.11%
Stryker Corp.	1,090	73,673	0.05%
VCA Antech Inc.*	6,443	176,925	0.12%
Volcano Corp.*	3,684	88,121	0.06%
Total Health Care		7,256,672	4.86%
Industrials
Actuant Corp. - Class A	39	1,515	0.00%
Alliant Techsystems Inc.	5,445	531,214	0.36%
Beacon Roofing Supply Inc.*	18,908	697,138	0.47%
Brady Corp. - Class A	8,665	264,283	0.18%
Chart Industries Inc.*	766	94,249	0.06%
EMCOR Group Inc.	14,174	554,629	0.37%
Equifax Inc.	6,386	382,202	0.26%
FTI Consulting Inc.*	1,023	38,669	0.03%

See Accompanying Notes to the Financial Statements.

11

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Herman Miller Inc.	5,436	$158,622	0.11%
Hertz Global Holdings Inc.*	29,582	655,537	0.44%
Honeywell International Inc.	12,203	1,013,337	0.68%
Hubbell Inc.	5,444	570,205	0.38%
IHS Inc. - Class A *	226	25,805	0.02%
Jacobs Engineering Group Inc.*	26,952	1,568,066	1.04%
JB Hunt Transport Services Inc.	973	70,961	0.05%
Kennametal Inc.	642	29,275	0.02%
Knight Transportation Inc.	1,384	22,864	0.02%
Macquarie Infrastructure Co.	4,466	239,110	0.16%
Manitowoc Co., Inc.	68,132	1,334,025	0.89%
Moog Inc. - Class A *	243	14,257	0.01%
On Assignment Inc.*	117	3,861	0.00%
Rockwell Collins Inc.	9,907	672,289	0.45%
Stericycle Inc.*	1,543	178,062	0.12%
Titan International Inc.	8,066	118,086	0.08%
TransDigm Group Inc.	3,704	513,745	0.34%
Triumph Group Inc.	588	41,289	0.03%
Union Pacific Corp.	9,994	1,552,468	1.03%
Total Industrials		11,345,763	7.60%
Information Technology
Activision Blizzard Inc.	2,803	46,726	0.03%
Amphenol Corp.	3,399	263,015	0.18%
Analog Devices Inc.	33,378	1,570,434	1.06%
Apple Inc.	1,829	871,976	0.58%
Aspen Technology Inc.*	9,104	314,543	0.21%
Atmel Corp.*	20,960	155,942	0.10%
Bottomline Technologies Inc.*	4,868	135,720	0.09%
CA Inc.	1,148	34,061	0.02%
Cadence Design Systems Inc.*	67,705	914,018	0.61%
Cardtronics Inc.*	97	3,599	0.00%
Cisco Systems Inc.	67,030	1,569,842	1.06%
Citrix Systems Inc.*	3,750	264,788	0.18%
CommVault Systems Inc.*	1,842	161,783	0.11%
CoStar Group Inc.*	97	16,286	0.01%
Cray Inc.*	8,746	210,516	0.14%
Cree Inc.*	5,776	347,657	0.23%
Cypress Semiconductor Corp.	25,352	236,788	0.16%
Electronic Arts Inc.*	2,238	57,181	0.04%
Electronics For Imaging Inc.*	364	11,532	0.01%
Finisar Corp.*	7,593	171,830	0.12%
Harris Corp.	1,966	116,584	0.08%
Informatica Corp.*	6,659	259,501	0.17%
International Rectifier Corp.*	965	23,903	0.02%
Littelfuse Inc.	482	37,702	0.03%
Manhattan Associates Inc.*	367	35,030	0.02%
Micron Technology Inc.*	51,742	903,933	0.61%
Microsemi Corp.*	14,990	363,508	0.24%
Netscout Systems Inc.*	1,810	46,282	0.03%
ON Semiconductor Corp.*	37,691	275,144	0.18%
Power Integrations Inc.	58	3,141	0.00%
Progress Software Corp.*	5,996	155,176	0.10%
Rackspace Hosting Inc.*	5,087	268,390	0.18%
Red Hat Inc.*	8,778	405,017	0.27%

See Accompanying Notes to the Financial Statements.

12

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Riverbed Technology Inc.*	18,217	$265,786	0.18%
Rovi Corp.*	9,979	191,297	0.13%
Salesforce.com Inc.*	9,951	516,556	0.35%
Sapient Corp.*	5,257	81,851	0.05%
Stamps.com Inc.*	885	40,648	0.03%
Symantec Corp.	2,864	70,884	0.05%
SYNNEX Corp.*	6,800	417,860	0.28%
Take-Two Interactive Software Inc.*	5,304	96,321	0.06%
Teradata Corp.*	1,421	78,780	0.05%
TIBCO Software Inc.*	37,419	957,552	0.64%
ValueClick Inc.*	4,158	86,694	0.06%
Visa Inc.	1,962	374,938	0.25%
Vishay Intertechnology Inc.*	4,812	62,027	0.04%
VMware Inc.*	19,169	1,550,772	1.04%
WebMD Health Corp.*	8,797	251,594	0.17%
Western Digital Corp.	18,215	1,154,831	0.77%
Zebra Technologies Corp. - Class A *	7,920	360,598	0.24%
Total Information Technology		16,810,537	11.26%
Materials
Air Products & Chemicals Inc.	2,223	236,905	0.16%
Avery Dennison Corp.	12,396	539,474	0.36%
Axiall Corp.	12,886	486,962	0.33%
Bemis Co., Inc.	7,753	302,445	0.20%
Coeur Mining Inc.*	1,031	12,424	0.01%
Crown Holdings Inc. - Class I*	36,774	1,554,804	1.04%
Gold Resource Corp.	10,737	71,186	0.05%
Greif Inc.	7,818	383,317	0.26%
HB Fuller Co.	5,781	261,243	0.17%
International Paper Co.	1,654	74,099	0.05%
KapStone Paper and Packaging Co.	12,523	535,984	0.36%
LSB Industries Inc.*	1,241	41,611	0.03%
Packaging Corp. of America	4,107	234,469	0.16%
PH Glatfelter	1,764	47,751	0.03%
PolyOne Corp.	577	17,720	0.01%
Rock Tenn Co. - Class A	9,210	932,697	0.62%
Sealed Air Corp.	14,869	404,288	0.27%
Sherwin-Williams Co.	184	33,521	0.02%
Stillwater Mining Co.*	13,101	144,242	0.10%
Valspar Corp.	1,440	91,339	0.06%
Westlake Chemical Corp.	675	70,646	0.05%
Worthington Industries Inc.	8,021	276,163	0.18%
Total Materials		6,753,290	4.52%
Telecommunication Services
Cogent Communications Group Inc.	1,061	34,217	0.02%
Utilities
American States Water Co.	15,298	421,613	0.28%
CMS Energy Corp.	28,602	752,805	0.50%
DTE Energy Co.	19,937	1,315,444	0.89%
NextEra Energy Inc.	7,440	596,390	0.40%
Portland General Electric Co.	1,760	49,685	0.03%
SCANA Corp.	16,510	760,120	0.51%
UGI Corp.	7,048	275,788	0.18%

See Accompanying Notes to the Financial Statements.

13

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

			Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
United States Government Securities**
Total Utilities			$4,171,845	2.79%
Total United States			91,721,109	61.40%
Total Common Stocks
(cost $117,657,215)			116,555,727	78.03%
Maturity Face Value	Maturity Date	Description
$10,740,000	10/10/2013	U.S. Treasury Bill
(cost including accrued interest, $10,739,987)			10,739,957	7.19%
Total investment securities
(cost $128,397,202)			$127,295,684	85.22%

See Accompanying Notes to the Financial Statements.

14

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

FUTURES CONTRACTS PURCHASED

						% of Net
		Contract		No. of	Value	Asset
Sector	Contract	Month	Exchange	Contracts	($)	Value
Agriculture
	Cattle	December-13	CME	11	$1,300	0.00%
	Cotton No. 2	December-13	ICEUS	33	$23,295	0.02%
	Lean Hogs	December-13	CME	188	$(87,900)	(0.06)%
	Soybeans	November-13	CBOT	55	$(98,312)	(0.07)%
	Soybean Meal	December-13	CBOT	26	$(33,330)	(0.02)%
	Soybean Oil	December-13	CBOT	88	$(68,346)	(0.05)%
	Sugar No.11	March-14	ICEUS	290	$57,758	0.04%
	KC Hard Red Winter Wheat	December-13	KCBOT	64	$129,550	0.09%
	Total agriculture				$(75,985)	(0.05)%
Energy
	London Gasoline Oil	October-13	IPE	21	$(16,325)	(0.01)%
	London Brent Crude	November-13	IPE	75	$(81,530)	(0.06)%
	WTI Crude	November-13	ICEUS	39	$(102,140)	(0.07)%
	Total energy				$(199,995)	(0.14)%
Metals
	Synthetic Aluminum	December-13	LME	318	$189,443	0.13%
	Synthetic Copper	December-13	LME	139	$107,776	0.07%
	Synthetic Nickel	December-13	LME	61	$(9,549)	(0.01)%
	Synthetic Zinc	December-13	LME	257	$132,879	0.09%
	Total metals				$420,549	0.28%
Stock indices
	Amsterdam Exchange
	Index Future	October-13	ENXTAM	85	$(103,911)	(0.07)%
	CAC40 Index	October-13	EURONXT	170	$(46,242)	(0.03)%
	DAX Index	December-13	EUREX	32	$(83,150)	(0.06)%
	Euro Stoxx 50 Index	December-13	EUREX	237	$(76,621)	(0.05)%
	FT-SE Index	December-13	LIFFE	2	$(259)	(0.00)%
	Hang Seng Index	October-13	HKFE	52	$(96,055)	(0.06)%
	IBEX 35 Index	October-13	MFM	122	$145,422	0.10%
	NASDAQ 100
	E-MINI Index	December-13	CME	312	$(6,196)	(0.00)%
	Nikkei 225 Index	December-13	OSE	44	$(47,238)	(0.03)%
	OMXS30 Index	October-13	OMG	265	$(71,321)	(0.05)%
	S&P 500 E-MINI Index	December-13	CME	292	$(337,950)	(0.23)%
	S&P Canadian 60 Index	December-13	ME	26	$(28,692)	(0.02)%
	SIMEX MSCI Taiwan Index	October-13	SGX	274	$(158,290)	(0.11)%
	SPI 200 Index	December-13	SFE	92	$(121,645)	(0.08)%
	Total stock indices				$(1,032,148)	(0.69)%
	Short-term interest rates
	Australian Bank Bill	March-14	SFE	180	$23,190	0.02%
	Canadian Bank Bill	December-13	ME	108	$1,056	(0.00)%
	Euribor (3 Month
	Interest Rate)	December-14	LIFFE	216	$13,320	0.01%
	Eurodollar	December-14	CME	968	$134,675	0.09%
	Total short-term interest rates				$172,241	0.12%
	Long-term interest rates
	10-Year Japanese
	Government Bond	December-13	TSE	13	$12,013	0.01%
	10-Year U.S.
	Treasury Note	December-13	CBOT	94	$44,656	0.03%
	5-Year U.S.
	Treasury Note	December-13	CBOT	57	$5,492	0.00%
	Euro-BOBL	December-13	EUREX	182	$68,075	0.05%
	Euro-Bund	December-13	EUREX	77	$86,304	0.06%
	Long Gilt	December-13	LIFFE	42	$15,992	0.01%
	Total long-term interest rates				$232,532	0.16%
Net unrealized loss on futures contracts purchased					$(482,806)	(0.32)%

See Accompanying Notes to the Financial Statements.

15

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

FUTURES CONTRACTS SOLD

						% of Net
		Contract		No. of	Value	Asset
Sector	Contract	Month	Exchange	Contracts	($)	Value
Agriculture
	Coffee	December-13	ICEUS	(196)	$188,625	0.12%
	Corn	December-13	CBOT	(510)	$324,550	0.22%
	Wheat	December-13	CBOT	(87)	$(116,512)	(0.08)%
Total agriculture					$396,663	0.26%
Energy
	Gasoline RBOB	November-13	NYMEX	(39)	$59,220	0.04%
	Heating Oil	November-13	NYMEX	(24)	$11,806	0.01%
	Natural Gas	November-13	NYMEX	(74)	$(7,820)	(0.01)%
Total energy					$63,206	0.04%
Metals
	Copper	December-13	NYMEX	(9)	$(4,787)	(0.00)%
	Gold	December-13	NYMEX	(28)	$32,120	0.02%
	Silver	December-13	NYMEX	(9)	$2,315	0.00%
	Synthetic Aluminum	December-13	LME	(379)	$(349,912)	(0.24)%
	Synthetic Copper	December-13	LME	(150)	$(633,012)	(0.42)%
	Synthetic Nickel	December-13	LME	(115)	$(90,373)	(0.06)%
	Synthetic Zinc	December-13	LME	(379)	$(386,284)	(0.26)%
Total metals					$(1,429,933)	(0.96)%
Stock indices
	CBOE Volatility Index	October-13	CBOE	(126)	$(111,300)	(0.07)%
Short-term interest rates
	2- year U.S. Treasury Note	December-13	CBOT	(338)	$(197,922)	(0.13)%
	Euro-Schatz	December-13	EUREX	(346)	$(77,541)	(0.05)%
	Short Sterling	December-14	LIFFE	(176)	$(14,244)	(0.01)%
Total short-term interest rates					$(289,707)	(0.19)
Long-term interest rates
	Australian 10- year Bond	December-13	SFE	(33)	$(82,424)	(0.06)%
	Canadian 10- year Bond	December-13	ME	(124)	$(30,575)	(0.02)%
	Australian 3- year Bond	December-13	SFE	(20)	$(11,625)	(0.01)%
	U.S. Bond	December-13	CBOT	(41)	$(5,687)	(0.00)%
Total Long-term interest rates					$(130,311)	(0.09)%
Net unrealized loss on futures contracts sold					$(1,501,382)	(1.01)%
	Net unrealized loss on futures contracts				$(1,984,188)	(1.33)%

See Accompanying Notes to the Financial Statements.

16

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

LONG FORWARD CURRENCY CONTRACTS

					% of Net
	Maturity			Value	Asset
Counterparty	Date	Amount	Currency	($)	Value

RBS	12/18/2013	65,248,550	Australian Dollar	$639,943	0.43%
RBS	12/18/2013	133,041,581	Canadian Dollar	$685,456	0.46%
RBS	12/18/2013	305,939	Czech Koruna	$5,339	0.00%
RBS	12/18/2013	129,836,732	Euro	$1,788,344	1.20%
RBS	12/18/2013	93,876	Hungarian Forint	$1,786	0.00%
RBS	12/18/2013	329,992	Israeli Shekel	$5,495	0.00%
RBS	12/18/2013	58,617,046	Japanese Yen	$356,640	0.24%
RBS	12/18/2013	22,655,303	Mexican Peso	$(117,951)	(0.08)%
RBS	12/18/2013	76,190,961	New Zealand Dollar	$1,586,165	1.06%
RBS	12/18/2013	7,654,095	Norwegian Krone	$(40,008)	(0.03)%
RBS	12/18/2013	359,199	Polish Zloty	$3,081	0.00%
RBS	12/18/2013	85,460,985	Pound Sterling	$2,026,104	1.36%
RBS	12/18/2013	26,186,838	Singapore Dollar	$(18,049)	(0.01)%
RBS	12/18/2013	24,865,330	South African Rand	$(151,678)	(0.10)%
RBS	12/18/2013	15,760,788	Swedish Krona	$323,331	0.22%
RBS	12/18/2013	99,675,730	Swiss Franc	$2,325,739	1.56%
RBS	12/18/2013	2,477,923	Turkish Lira	$(6,958)	(0.01)%

Net unrealized gain on long forward currency contracts				$9,412,779	6.30%

SHORT FORWARD CURRENCY CONTRACTS

					% of Net
	Maturity			Value	Asset
Counterparty	Date	Amount	Currency	($)	Value

RBS	12/18/2013	60,596,682	Australian Dollar	$(841,359)	(0.56)%
RBS	12/18/2013	107,648,567	Canadian Dollar	$(1,506,168)	(1.01)%
RBS	12/18/2013	1,315,386	Czech Koruna	$(23,189)	(0.02)%
RBS	12/18/2013	77,657,911	Euro	$(1,385,906)	(0.93)%
RBS	12/18/2013	22,600	Hungarian Forint	$(1,068)	(0.00)%
RBS	12/18/2013	1,497,827	Israeli Shekel	$(12,677)	(0.01)%
RBS	12/18/2013	68,226,782	Japanese Yen	$(832,406)	(0.56)%
RBS	12/18/2013	18,582,407	Mexican Peso	$(253,932)	(0.17)%
RBS	12/18/2013	53,353,069	New Zealand Dollar	$(1,297,915)	(0.87)%
RBS	12/18/2013	6,716,125	Norwegian Krone	$42,556	0.03%
RBS	12/18/2013	1,799,297	Polish Zloty	$(23,504)	(0.02)%
RBS	12/18/2013	47,991,947	Pound Sterling	$(979,482)	(0.65)%
RBS	12/18/2013	31,059,287	Singapore Dollar	$(473,525)	(0.32)%
RBS	12/18/2013	23,440,946	South African Rand	$(165,067)	(0.11)%
RBS	12/18/2013	9,971,407	Swedish Krona	$(111,540)	(0.07)%
RBS	12/18/2013	58,945,445	Swiss Franc	$(1,599,937)	(1.07)%
RBS	12/18/2013	538,689	Turkish Lira	$(615)	(0.00)%

Net unrealized loss on short currency contracts				$(9,465,734)	(6.34)%

	Net unrealized loss on forward currency contracts			$(52,955)	(0.04)%

See Accompanying Notes to the Financial Statements.

17

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT
Common Stocks
Argentina
Energy
YPF SA - Adr	6,446	$129,758	0.09%
Bermuda
Energy
Energy XXI Bermuda Ltd.	39,102	1,180,880	0.79%
Financials
Everest Re Group Ltd.	156	22,684	0.01%
Total Bermuda		1,203,564	0.80%
Brazil
Consumer Staples
BRF SA - Adr	525	12,878	0.01%
Financials
Banco Bradesco - Adr	633	8,786	0.00%
Industrials
Embraer SA - Adr	1,752	56,887	0.04%
Utilities
Cia de Saneamento Basico do Estado de Sao Paulo***	1,421	14,153	0.01%
Total Brazil		92,704	0.06%
Canada
Energy
Cameco Corp.	1,801	32,544	0.02%
Kodiak Oil & Gas Corp.***	98,949	1,193,325	0.80%
Total Energy		1,225,869	0.82%
Financials
Bank of Montreal	17,394	1,162,267	0.78%
Canadian Imperial Bank of Commerce	10,251	817,415	0.55%
Toronto-Dominion Bank	12,800	1,151,744	0.77%
Total Financials		3,131,426	2.10%
Materials
Agrium Inc.	487	40,923	0.03%
Potash Corp. of Saskatchewan	10,631	332,538	0.22%
Teck Resources Ltd. - Class B	467	12,534	0.01%
Total Materials		385,995	0.26%
Telecommunication Services
BCE Inc.	7,718	329,559	0.22%
Total Canada		5,072,849	3.40%
Cayman Islands
Consumer Discretionary
Ctrip.com International - Adr***	3,061	178,854	0.12%
Melco Crown Entertainment Ltd. ***	26,366	839,230	0.56%
Total Consumer Discretionary		1,018,084	0.68%
Curacao
Energy
Schlumberger Ltd.	13,105	1,157,958	0.78%
Colombia
Financials
Bancolombia SA	19	1,093	0.00%
Germany
Health Care
Fresenius Medical Care AG & Co. KGaA	698	22,601	0.02%

See Accompanying Notes to the Financial Statements.

18

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
India
Financials
ICICI Bank Ltd.	2,083	$63,490	0.04%
Ireland
Financials
Willis Group Holdings Plc.	59	2,557	0.00%
Health Care
Icon Plc.***	195	7,981	0.00%
Jazz Pharmaceuticals Plc.***	292	26,855	0.02%
Total Health Care		34,836	0.02%
Industrials
Ryanair Holdings Plc. - Adr	1,714	85,254	0.06%
Total Ireland		122,647	0.08%
Israel
Information Technology
NICE Systems Ltd.	2,113	87,415	0.06%
Japan
Consumer Discretionary
ABC-Mart Inc.	3,000	146,144	0.10%
Accordia Golf Co., Ltd.	3,300	40,685	0.03%
Aisin Seiki Co., Ltd.	100	4,261	0.00%
Akebono Brake Industry	3,200	14,758	0.01%
AOKI Holdings Inc.	4,300	151,250	0.10%
Arcland Sakamoto Co., Ltd.	200	2,989	0.00%
Asahi Co., Ltd.	1,700	28,765	0.02%
ASKUL Corp.	1,900	44,045	0.03%
Autobacs Seven Co., Ltd.	14,600	223,552	0.15%
Benesse Holdings Corp.	2,300	83,594	0.06%
Calsonic Kansei Corp.	7,000	37,414	0.03%
Canon Marketing Japan Inc.	600	7,965	0.01%
Chofu Seisakusho Co., Ltd.	1,300	29,752	0.02%
Corona Corp.	100	1,125	0.00%
CyberAgent Inc.	300	8,283	0.01%
DCM Holdings Co., Ltd.	2,800	19,840	0.01%
Dentsu Inc.	5,600	212,655	0.14%
Don Quijote Co., Ltd.	2,200	137,745	0.09%
Eagle Industry Co., Ltd.	5,000	81,395	0.05%
FCC Co., Ltd.	400	9,212	0.01%
F-Tech Inc.	200	3,366	0.00%
Fujibo Holdings Inc.	1,000	2,260	0.00%
Funai Electric Co., Ltd.	6,300	67,923	0.05%
Gakken Holdings Co., Ltd.	3,000	9,254	0.01%
Kasai Kogyo Co., Ltd.	4,000	24,474	0.02%
Kawai Musical Instruments Manufacturing Co., Ltd.	25,000	49,376	0.03%
Kimoto Co., Ltd.	11,400	113,507	0.08%
Kinugawa Rubber Industrial Co., Ltd.	6,000	36,528	0.02%
Komeri Co., Ltd.	700	17,175	0.01%
Kura Corp.	600	9,975	0.01%
Musashi Seimitsu Industry Co., Ltd.	2,100	53,577	0.04%
Namco Bandai Holdings Inc.	6,300	117,694	0.08%
Nice Holdings Inc.	8,000	20,769	0.01%
Nikon Corp.	1,000	17,440	0.01%

See Accompanying Notes to the Financial Statements.

19

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Nippon Piston Ring Co., Ltd.	26,000	$47,910	0.03%
Nissan Shatai Co., Ltd.	10,000	173,988	0.12%
Nissin Kogyo Co., Ltd.	1,000	18,956	0.01%
Nitori Holdings Co., Ltd.	2,200	201,578	0.14%
NOK Corp.	6,000	93,337	0.06%
PanaHome Corp.	1,000	6,577	0.00%
Panasonic Corp.	2,500	24,128	0.02%
Pioneer Corp.***	13,800	23,743	0.02%
Plenus Co., Ltd.	2,300	44,279	0.03%
Rakuten Inc.	7,100	107,340	0.07%
Resorttrust Inc.	300	10,751	0.01%
Riken Corp.	3,000	12,736	0.01%
Rinnai Corp.	1,100	81,527	0.05%
Sanden Corp.	33,000	148,832	0.10%
Sega Sammy Holdings Inc.	5,300	152,646	0.10%
SKY Perfect JSAT Holdings Inc.	800	4,162	0.00%
SNT Corp.	1,500	5,696	0.00%
Stanley Electric Co., Ltd.	1,300	27,595	0.02%
Start Today Co., Ltd.	6,600	185,788	0.12%
Sumitomo Rubber Industries Ltd.	4,800	73,839	0.05%
Suzuki Motor Corp.	2,700	64,652	0.04%
Tachi-S Co., Ltd.	4,600	69,638	0.05%
Takashimaya Co., Ltd.	2,000	18,712	0.01%
Tamron Co., Ltd.	2,200	48,513	0.03%
TBK Co., Ltd.	4,000	22,357	0.01%
Tokai Rubber Industries Ltd.	5,300	51,530	0.03%
Topre Corp.	8,200	105,354	0.07%
Toridoll.corp	500	4,943	0.00%
Toyo Tire & Rubber Co., Ltd.	2,000	12,034	0.01%
TPR Co., Ltd.	900	16,529	0.01%
Unipres Corp.	500	10,583	0.01%
United Arrows Ltd.	100	4,205	0.00%
Universal Entertainment Corp.	4,400	93,667	0.06%
USS Co., Ltd.	20,200	292,229	0.20%
VT Holdings Co., Ltd.	1,600	21,518	0.01%
Yamaha Corp.	3,000	42,759	0.03%
Yamaha Motor Co., Ltd.	2,900	42,337	0.03%
Yokohama Rubber Co., Ltd.	7,000	68,984	0.05%
Yorozu Corp.	4,400	87,306	0.06%
Total Consumer Discretionary		4,352,005	2.91%
Consumer Staples
Ajinomoto Co., Inc.	3,000	39,399	0.03%
Ariake Japan Co., Ltd.	500	12,380	0.01%
Coca-Cola East Japan Co., Ltd.	5,300	85,145	0.06%
Cocokara Fine Inc.	200	6,363	0.00%
Cosmos Pharmaceutical Corp.	100	13,143	0.01%
Dydo Drinco Inc.	100	4,098	0.00%
FamilyMart Co., Ltd.	500	21,609	0.01%
Kao Corp.	900	28,038	0.02%
Kusuri No. Aoki Co., Ltd.	100	6,526	0.00%
Kyokuyo Co., Ltd.	3,000	8,674	0.01%
Lawson Inc.	300	23,487	0.02%
Lion Corp.	5,000	30,440	0.02%
Marudai Food Co., Ltd.	1,000	3,237	0.00%

See Accompanying Notes to the Financial Statements.

20

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Ministop Co., Ltd.	300	$4,673	0.00%
Mitsui Sugar Co., Ltd.	3,000	9,438	0.01%
Morinaga Milk Industry Co., Ltd.	5,000	15,780	0.01%
Nichimo Co., Ltd.	1,000	1,945	0.00%
Nichirei Corp.	8,000	43,492	0.03%
Nisshin Oillio Group	1,000	3,472	0.00%
Sapporo Holdings Ltd.	2,000	8,674	0.01%
Sogo Medical Co., Ltd.	100	3,833	0.00%
Sugi Holdings Co., Ltd.	100	4,286	0.00%
Sundrug Co., Ltd.	300	14,966	0.01%
UNY Group Holdings Co., Ltd.	4,300	27,711	0.02%
Valor Co., Ltd.	800	12,111	0.01%
Warabeya Nichiyo Co., Ltd.	2,200	38,949	0.03%
Yamaya Corp.	100	1,519	0.00%
Yamazaki Baking Co., Ltd.	1,000	10,792	0.00%
Total Consumer Staples		484,180	0.32%
Energy
AOC Holdings Inc.	7,800	28,349	0.02%
Idemitsu Kosan Co., Ltd.	200	17,307	0.01%
Shinko Plantech Co., Ltd.	5,800	48,419	0.03%
Total Energy		94,075	0.06%
Financials
Acom Co., Ltd.***	2,200	8,265	0.01%
Aichi Bank Ltd.	100	4,780	0.00%
Aiful Corp.***	1,000	5,080	0.00%
Aomori Bank Ltd.	5,000	13,286	0.01%
Aozora Bank Ltd.	39,000	115,541	0.08%
Awa Bank Ltd.	3,000	16,218	0.01%
Bank of Iwate Ltd.	800	38,524	0.03%
Bank of Kyoto Ltd.	4,000	35,103	0.02%
Bank of Nagoya Ltd.	1,000	3,828	0.00%
Century Tokyo Leasing Corp.	1,500	47,035	0.03%
Chugoku Bank Ltd.	1,000	14,049	0.01%
Credit Saison Co., Ltd.	3,100	83,919	0.06%
Daibiru Corp.	3,400	39,668	0.03%
Daikyo Inc.	6,000	19,119	0.01%
Daishi Bank Ltd.	6,000	21,624	0.01%
Daito Trust Construction Co., Ltd.	2,800	279,644	0.19%
Goldcrest Co., Ltd.	800	21,648	0.01%
Gunma Bank Ltd.	5,000	29,219	0.02%
Hyakujushi Bank Ltd.	30,000	119,114	0.08%
Ichiyoshi Securities Co., Ltd.	500	7,340	0.00%
Jafco Co., Ltd.	1,000	47,849	0.03%
Japan Securities Finance Co., Ltd.	3,600	26,975	0.02%
Juroku Bank Ltd.	7,000	27,508	0.02%
kabu.com Securities Co., Ltd.	7,900	43,431	0.03%
Kagoshima Bank Ltd.	3,000	20,463	0.01%
Kyokuto Securities Co., Ltd.	1,300	23,002	0.02%
Leopalace21 Corp.***	3,500	25,655	0.02%
Mito Securities Co., Ltd.	5,000	26,877	0.02%
Mitsubishi Estate Co., Ltd.	3,000	88,450	0.06%
Monex Group Inc.	9,300	39,008	0.03%
Musashino Bank Ltd.	300	10,949	0.01%

See Accompanying Notes to the Financial Statements.

21

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Nisshin Fudosan Co.	500	$3,492	0.00%
Nomura Holdings Inc.	23,400	182,245	0.12%
NTT Urban Development Corp.	400	5,241	0.00%
Ogaki Kyoritsu Bank Ltd.	2,000	5,762	0.00%
San-In Godo Bank Ltd.	2,000	15,515	0.01%
Sony Financial Holdings Inc.	7,200	131,795	0.09%
Sumitomo Real Estate Sales Co., Ltd.	3,900	128,246	0.09%
TOC Co., Ltd.	3,200	27,007	0.02%
Tosei Corp.	5,700	49,732	0.03%
Toyo Securities Co., Ltd.	9,000	32,436	0.02%
Yamagata Bank Ltd.	2,000	8,857	0.01%
Total Financials		1,893,499	1.27%
Health Care
BML Inc.	4,200	137,470	0.09%
Dainippon Sumitomo Pharma Co., Ltd.	3,000	40,804	0.03%
Eiken Chemical Co., Ltd.	800	14,929	0.01%
EPS Corp.	5	4,882	0.00%
Nichi-iko Pharmaceutical Co., Ltd.	100	2,331	0.00%
Olympus Corp.***	1,800	54,664	0.04%
OncoTherapy Science Inc.***	100	424	0.00%
Santen Pharmaceutical Co., Ltd.	2,600	126,129	0.08%
Sawai Pharmaceutical Co., Ltd.	100	7,015	0.01%
Tsumura & Co.	200	5,860	0.00%
Total Health Care		394,508	0.26%
Industrials
Aeon Delight Co., Ltd.	2,600	49,949	0.03%
Aica Kogyo Co., Ltd.	100	1,990	0.00%
Aida Engineering Ltd.	9,100	83,287	0.06%
Amada Co., Ltd.	7,000	62,927	0.04%
Asahi Diamond Industrial Co., Ltd.	4,800	47,548	0.03%
Asahi Glass Co., Ltd.	7,000	43,400	0.03%
Chiyoda Corp.	6,000	72,079	0.05%
Chugai Ro Co., Ltd.	2,000	5,253	0.00%
CKD Corp.	2,200	19,329	0.01%
COMSYS Holdings Corp.	400	5,571	0.00%
Daiichi Jitsugyo Co., Ltd.	1,000	4,388	0.00%
East Japan Railway Co.	300	25,778	0.02%
Endo Lighting Corp.	100	2,247	0.00%
Fujikura Ltd.	11,000	42,555	0.03%
Fujitec Co., Ltd.	5,000	62,815	0.04%
Furukawa Electric Co., Ltd.	40,000	92,034	0.06%
Glory Ltd.	300	7,529	0.01%
GS Yuasa Corp.	35,000	203,105	0.14%
Hazama Ando Corp.	5,900	19,642	0.01%
Hitachi Construction Machinery Co., Ltd.	3,500	78,213	0.05%
Hitachi Koki Co., Ltd.	4,000	31,560	0.02%
Hitachi Transport System Ltd.	5,500	76,488	0.05%
Inaba Denki Sangyo Co., Ltd.	1,200	35,991	0.02%
Inabata & Co., Ltd.	1,800	17,317	0.01%
Iwatani Corp.	1,000	4,032	0.00%
Japan Foundation Engineering Co., Ltd.	2,400	10,384	0.01%
Japan Steel Works Ltd.	13,000	75,307	0.05%
Kamigumi Co., Ltd.	9,000	76,416	0.05%

See Accompanying Notes to the Financial Statements.

22

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Kandenko Co., Ltd.	2,000	$12,095	0.01%
Kawasaki Heavy Industries Ltd.	9,000	38,941	0.03%
KOMAIHALTEC Inc.	17,000	43,614	0.03%
Komatsu Ltd.	4,800	119,188	0.08%
Kurita Water Industries Ltd.	1,300	27,568	0.02%
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,200	28,288	0.02%
Makino Milling Machine Co., Ltd.	33,000	233,159	0.16%
Matsuda Sangyo Co., Ltd.	1,300	18,569	0.01%
Meidensha Corp.	3,000	10,965	0.01%
Meiji Shipping Co., Ltd.	800	3,559	0.00%
Minebea Co., Ltd.	29,000	147,620	0.10%
MISUMI Group Inc.	900	26,068	0.02%
Mitsubishi Corp.	3,500	70,766	0.05%
Mitsui & Co., Ltd.	200	2,904	0.00%
Miura Co., Ltd.	100	2,752	0.00%
MonotaRO Co., Ltd.	200	5,846	0.00%
Mori Seiki Co., Ltd.	11,200	173,658	0.12%
Nabtesco Corp.	12,200	297,097	0.20%
NEC Capital Solutions Ltd.	800	19,376	0.01%
Nihon M&A Center Inc.	100	7,656	0.01%
Nippon Carbon Co., Ltd.	42,000	84,235	0.06%
Nippon Express Co., Ltd.	9,000	45,080	0.03%
Nippon Thompson Co., Ltd.	16,000	90,730	0.06%
Nishio Rent All Co., Ltd.	700	19,519	0.01%
Nisshinbo Holdings Inc.	4,000	32,945	0.02%
Nissin Electric Co., Ltd.	2,000	10,730	0.01%
Nitto Boseki Co.	5,000	21,074	0.01%
Noritz Corp.	5,800	124,887	0.08%
Obayashi Road Corp.	2,000	11,097	0.01%
Okamura Corp.	1,000	6,872	0.00%
OKUMA Corp.	9,000	78,066	0.05%
Organo Corp.	1,000	5,050	0.00%
Ryobi Ltd.	62,000	278,361	0.19%
Sankyu Inc.	14,000	46,180	0.03%
Sato Corp.	1,400	28,577	0.02%
Secom Co., Ltd.	400	25,004	0.02%
Shima Seiki Manufacturing Ltd.	600	13,182	0.01%
SHO-BOND Holdings Co., Ltd.	200	9,091	0.01%
Sinfonia Technology Co., Ltd.	6,000	10,690	0.01%
Sodick Co., Ltd.	3,900	18,860	0.01%
Sumitomo Warehouse Co., Ltd.	6,000	37,261	0.02%
Taihei Kogyo Co., Ltd.	7,000	27,437	0.02%
Taikisha Ltd.	500	11,922	0.01%
Takara Standard Co., Ltd.	9,000	72,476	0.05%
THK Co., Ltd.	900	19,920	0.02%
Tocalo Co., Ltd.	1,000	14,894	0.01%
Toppan Forms Co., Ltd.	9,600	93,630	0.06%
Toppan Printing Co., Ltd.	11,000	88,582	0.06%
Torishima Pump Manufacturing Co., Ltd.	3,100	30,392	0.02%
Toshiba Corp.	13,000	58,234	0.04%
Toshiba Machine Co., Ltd.	17,000	87,748	0.06%
TOTO Ltd.	3,000	41,965	0.03%
Tsubakimoto Chain Co.	9,000	62,672	0.04%
Tsugami Corp.	10,000	49,275	0.03%

See Accompanying Notes to the Financial Statements.

23

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Ushio Inc.	6,800	$84,113	0.06%
West Japan Railway Co.	900	38,529	0.03%
Yokogawa Bridge Holdings Corp.	3,000	42,728	0.03%
Yurtec Corp.	1,000	3,268	0.00%
Yusen Logistics Co., Ltd.	5,800	63,595	0.04%
Total Industrials		4,435,694	2.97%
Information Technology
Access Co., Ltd.***	8,400	64,823	0.04%
Ai Holdings Corp.	19,200	228,504	0.15%
Alps Electric Co., Ltd.***	3,700	29,796	0.02%
Azbil Corp.	2,100	48,724	0.03%
Capcom Co., Ltd.	5,900	113,405	0.08%
CMK Corp.	500	1,410	0.00%
Dai-ichi Seiko Co., Ltd.	900	12,635	0.01%
Denki Kogyo Co., Ltd.	1,000	6,373	0.00%
Disco Corp.	800	45,772	0.03%
Fujipream Corp.	1,300	6,075	0.00%
Gurunavi Inc.	9,100	165,000	0.11%
Hamamatsu Photonics	1,100	41,379	0.03%
Hitachi High-Technologies Corp.	2,100	47,035	0.03%
Hoya Corp.	4,000	94,436	0.06%
Ibiden Co., Ltd.	3,100	50,591	0.04%
Innotech Corp.	900	4,160	0.00%
Japan Aviation Electronics Industry Ltd.	7,000	80,743	0.06%
Japan Digital Laboratory Co., Ltd.	4,800	56,882	0.04%
Kakaku.com Inc.	3,400	79,232	0.05%
Konami Corp.	1,400	32,297	0.02%
Melco Holdings Inc.	2,800	39,082	0.03%
Micronics Japan Co., Ltd.	1,500	7,238	0.01%
Mitsumi Electric Co., Ltd.***	8,000	56,360	0.04%
Murata Manufacturing Co., Ltd.	1,000	76,254	0.05%
NEC Networks & System Integration Corp.	400	9,672	0.01%
NET One Systems Co., Ltd.	7,800	59,001	0.04%
Nihon Dempa Kogyo Co., Ltd.	2,400	22,357	0.02%
Nintendo Co., Ltd.	300	33,993	0.02%
Nippon Ceramic Co., Ltd.	800	11,525	0.01%
NS Solutions Corp.	300	5,901	0.00%
OBIC Business Consultants Ltd.	400	14,518	0.01%
Obic Co., Ltd.	100	3,222	0.00%
Oracle Corp.	600	22,357	0.01%
Osaki Electric Co., Ltd.	5,000	30,797	0.02%
Rohm Co., Ltd.	2,100	86,159	0.06%
Ryosan Co., Ltd.	300	5,476	0.00%
Ryoyo Electro Corp.	7,000	63,069	0.04%
Shibaura Mechatronics Corp.***	2,000	5,009	0.00%
Shimadzu Corp.	18,000	170,425	0.12%
Shindengen Electric Manufacturing Co., Ltd.	25,000	181,980	0.12%
Shinkawa Ltd.	3,400	22,707	0.02%
SMK Corp.	25,000	113,769	0.08%
TDK Corp.	400	15,678	0.01%
YAC Co., Ltd.	900	5,067	0.00%
Yaskawa Electric Corp.	1,000	14,039	0.01%
Zappallas Inc.	1	724	0.00%

See Accompanying Notes to the Financial Statements.

24

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Total Information Technology		$2,285,651	1.53%
Materials
Alconix Corp.	1,600	33,735	0.02%
Chugoku Marine Paints Ltd.	3,000	18,661	0.01%
FP Corp.	1,800	135,241	0.09%
Hitachi Metals Ltd.	2,000	24,515	0.02%
Hodogaya Chemical Co., Ltd.	4,000	8,226	0.01%
Hokuetsu Kishu Paper Co., Ltd.	12,000	56,686	0.04%
Kansai Paint Co., Ltd.	7,000	92,787	0.06%
Kanto Denka Kogyo Co., Ltd.***	4,000	8,878	0.01%
Krosaki Harima Corp.	30,000	72,385	0.05%
Kumiai Chemical Industry Co.	5,000	35,480	0.02%
Kureha Corp.	9,000	32,436	0.02%
Kyoei Steel Ltd.	200	3,651	0.00%
Lintec Corp.	8,600	182,813	0.12%
Maruichi Steel Tube Ltd.	500	12,410	0.01%
Mitsubishi Steel Manufacturing Co., Ltd.	28,000	90,934	0.06%
Mitsui Mining & Smelting Co., Ltd.	99,000	287,249	0.19%
Neturen Co., Ltd.	6,100	59,121	0.04%
Nippon Concrete Industries Co., Ltd.	30,000	160,041	0.11%
Nippon Denko Co., Ltd.	8,000	24,108	0.02%
Nippon Kayaku Co., Ltd.	3,000	43,095	0.03%
Nippon Shokubai Co., Ltd.	2,000	23,171	0.01%
Nittetsu Mining Co., Ltd.	13,000	72,527	0.05%
Nitto Denko Corp.	500	32,527	0.02%
Oji Holdings Corp.	21,000	98,346	0.07%
Osaka Steel Co., Ltd.	600	11,814	0.01%
Pacific Metals Co., Ltd.	4,000	16,411	0.01%
Rengo Co., Ltd.	11,000	60,585	0.04%
Sakai Chemical Industry Co., Ltd.	5,000	17,969	0.01%
Showa Denko K.K.	24,000	32,497	0.02%
Stella Chemifa Corp.	300	4,749	0.00%
Sumitomo Metal Mining Co., Ltd.	2,000	28,221	0.02%
Taiheiyo Cement Corp.	2,000	8,715	0.01%
Teijin Ltd.	18,000	41,415	0.03%
Tokai Carbon Co., Ltd.	11,000	38,076	0.03%
Topy Industries Ltd.	28,000	61,858	0.04%
Tosoh Corp.	2,000	8,226	0.01%
Toyo Seikan Group Holdings Ltd.	1,800	35,258	0.02%
Ube Industries Ltd.	27,000	50,853	0.03%
Total Materials		2,025,670	1.36%
Utilities
Hokkaido Electric Power Co., Inc.***	1,800	24,244	0.02%
Shikoku Electric Power Co., Inc.***	3,700	62,794	0.04%
Shizuoka Gas Co., Ltd.	200	1,360	0.00%
Toho Gas Co., Ltd.	9,000	47,096	0.03%
Tohoku Electric Power Co., Inc.***	5,500	67,529	0.05%
Total Utilities		203,023	0.14%
Total Japan		16,168,305	10.82%

See Accompanying Notes to the Financial Statements.

25

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Mexico
Consumer Discretionary
Grupo Televisa SAB - Adr	1,134	$31,695	0.02%
Netherlands
Energy
Core Laboratories NV	39	6,599	0.00%
Information Technology
ASML Holding NV	3,056	301,811	0.21%
Total Netherlands		308,410	0.21%
Panama
Consumer Discretionary
Carnival Corp.	7,279	237,587	0.16%
Industrials
Copa Holdings SA	292	40,492	0.03%
Total Panama		278,079	0.19%
South Korea
Financials
KB Financial Group Inc.	9,142	320,153	0.21%
Sweden
Information Technology
Telefonaktiebolaget LM Ericsson	3,790	50,597	0.03%
Switzerland
Financials
ACE Ltd.	9,302	870,295	0.59%
Industrials
Foster Wheeler AG***	272	7,164	0.00%
Total Switzerland		877,459	0.59%
United Kingdom
Financials
Prudential Plc.	2,052	76,601	0.05%
Telecommunication Services
BT Group Plc. - Adr	58	3,207	0.00%
Vodafone Group Plc. - Adr	33,223	1,168,785	0.79%
Total Telecommunication Services		1,171,992	0.79%
Total United Kingdom		1,248,593	0.84%
United States
Consumer Discretionary
Asbury Automotive Group Inc.***	3,027	161,036	0.11%
Ascena Retail Group Inc.***	29,723	592,379	0.40%
AutoNation Inc.***	8,098	422,473	0.28%
Barnes & Noble Inc.***	11,591	149,988	0.10%
Bob Evans Farms Inc.	3,574	204,683	0.14%
Chico's FAS Inc.	5,163	86,016	0.06%
Choice Hotels International Inc.	242	10,452	0.01%
Crocs Inc.***	3,925	53,419	0.03%
CTC Media Inc.	1,457	15,313	0.01%
Darden Restaurants Inc.	9,950	460,586	0.31%
DeVry Inc.	5,716	174,681	0.12%
Dick's Sporting Goods Inc.	14,875	794,028	0.53%
DISH Network Corp.	3,962	178,330	0.12%

See Accompanying Notes to the Financial Statements.

26

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Finish Line Inc. - Class A	3,873	$96,322	0.06%
Gannett Co., Inc.	1,765	47,284	0.03%
Genesco Inc.***	1,686	110,568	0.07%
Goodyear Tire & Rubber Co.	45,098	1,012,450	0.68%
Grand Canyon Education Inc.***	889	35,809	0.02%
Group 1 Automotive Inc.	583	45,287	0.03%
Guess? Inc.	6,293	187,846	0.12%
Harley-Davidson Inc.	18,518	1,189,596	0.80%
Hibbett Sports Inc.***	959	53,848	0.04%
Hillenbrand Inc.	9,034	247,261	0.17%
John Wiley & Sons Inc. - Class A	4,164	198,581	0.13%
Jos A Bank Clothiers Inc.***	15,103	663,928	0.44%
Kohl's Corp.	411	21,269	0.01%
Las Vegas Sands Corp.	17,915	1,189,914	0.80%
Live Nation Entertainment Inc.***	1,869	34,670	0.02%
M/I Homes Inc.***	1,297	26,744	0.02%
MDC Holdings Inc.	1,285	38,563	0.03%
MGM Resorts International***	58,605	1,197,887	0.80%
New York Times Co. - Class A	2,724	34,241	0.02%
NIKE Inc. - Class B	16,113	1,170,448	0.78%
NVR Inc.***	422	387,898	0.26%
Oxford Industries Inc.	58	3,943	0.00%
Pep Boys-Manny Moe & Jack***	305	3,803	0.00%
PetSmart Inc.	798	60,855	0.04%
Polaris Industries Inc.	6,077	785,027	0.53%
Ross Stores Inc.	8,311	605,041	0.41%
Sally Beauty Holdings Inc.***	973	25,454	0.02%
Scholastic Corp.	3,265	93,542	0.06%
Shutterfly Inc.***	983	54,930	0.04%
Stage Stores Inc.	1,182	22,694	0.01%
Toll Brothers Inc.***	2,601	84,350	0.06%
Tractor Supply Co.	17,143	1,151,495	0.77%
Twenty-First Century Fox Inc. - Class A	34,639	1,160,407	0.78%
Ulta Salon Cosmetics & Fragrance Inc.***	1,726	206,188	0.14%
Viacom Inc. - Class B	9,021	753,975	0.50%
Washington Post Co. - Class B	112	68,471	0.05%
Wynn Resorts Ltd.	7,448	1,176,858	0.79%
Zumiez Inc.***	9,929	273,395	0.18%
Total Consumer Discretionary		17,824,226	11.93%
Consumer Staples
Avon Products Inc.	1,732	35,679	0.02%
B&G Foods Inc. - Class A	1,211	41,840	0.03%
Casey's General Stores Inc.	8,042	591,087	0.40%
Coca-Cola Enterprises Inc.	28,051	1,127,931	0.76%
Constellation Brands Inc. - Class A ***	4,419	253,651	0.17%
Dean Foods Co.***	3,776	72,877	0.05%
Dr Pepper Snapple Group Inc.	1,791	80,273	0.05%
Elizabeth Arden Inc.***	1,790	66,087	0.04%
Estee Lauder Companies Inc.	16,457	1,150,344	0.77%
Flowers Foods Inc.	3,165	67,858	0.05%
Lorillard Inc.	1,868	83,649	0.06%
Molson Coors Brewing Co.	6,467	324,191	0.22%
Nu Skin Enterprises Inc. - Class A	3,647	349,164	0.23%

See Accompanying Notes to the Financial Statements.

27

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Safeway Inc.	36,056	$1,153,431	0.77%
SUPERVALU Inc.***	16,835	138,552	0.09%
Susser Holdings Corp.***	39	2,073	0.00%
United Natural Foods Inc.***	58	3,899	0.00%
Whole Foods Market Inc.	17,817	1,042,295	0.70%
Total Consumer Staples		6,584,881	4.41%
Energy
Alon USA Energy Inc.	15,477	158,020	0.10%
Cimarex Energy	12,138	1,170,103	0.78%
Concho Resources Inc.***	10,906	1,186,682	0.80%
CONSOL Energy Inc.	331	11,138	0.01%
CVR Energy Inc.	9,002	346,757	0.23%
Delek US Holdings Inc.	13,540	285,559	0.19%
Denbury Resources Inc.***	6,942	127,802	0.09%
Dril-Quip Inc.***	10,181	1,168,270	0.78%
Energen Corp.	13,995	1,069,078	0.72%
Geospace Technologies Corp.***	969	81,687	0.05%
HollyFrontier Corp.	6,857	288,748	0.19%
National Oilwell Varco Inc.	11,164	872,020	0.58%
Patterson-UTI Energy Inc.	4,009	85,712	0.06%
Rosetta Resources Inc.***	21,853	1,190,114	0.80%
Stone Energy Corp.***	33,637	1,090,848	0.73%
Tesoro Corp.	7,843	344,935	0.23%
Valero Energy Corp.	5,839	199,402	0.13%
Western Refining Inc.	429	12,887	0.01%
Whiting Petroleum Corp.***	19,493	1,166,656	0.78%
Total Energy		10,856,418	7.26%
Financials
Alleghany Corp.***	58	23,760	0.02%
American Capital Ltd.***	259	3,561	0.00%
Ameriprise Financial Inc.	1,674	152,468	0.10%
Astoria Financial Corp.	12,709	158,100	0.11%
Bancorp South Inc.	1,246	24,845	0.02%
Bank of Hawaii Corp.	662	36,046	0.02%
Bank of the Ozarks Inc.	394	18,908	0.01%
Capital One Financial Corp.	837	57,535	0.04%
Cathay General Bancorp	5,993	140,056	0.09%
Chubb Corp.	13,061	1,165,825	0.78%
Citigroup Inc.	23,764	1,152,792	0.77%
CVB Financial Corp.	12,397	167,607	0.11%
DFC Global Corp.***	2,509	27,574	0.02%
East West Bancorp Inc.	837	26,742	0.02%
Ezcorp Inc. - Class A ***	973	16,424	0.01%
First Cash Financial Services Inc.***	169	9,794	0.01%
FNB Corp.	6,724	81,562	0.05%
Forest City Enterprises Inc. - Class A ***	959	18,163	0.01%
Hancock Holding Co.	1,934	60,689	0.04%
Interactive Brokers Group Inc. - Class A	12,751	239,336	0.16%
JPMorgan Chase & Co.	22,285	1,151,912	0.77%
Loews Corp.	136	6,357	0.00%
MarketAxess Holdings Inc.	124	7,445	0.01%

See Accompanying Notes to the Financial Statements.

28

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Marsh & McLennan Companies Inc.	16,763	$730,029	0.49%
MSCI Inc.***	14,987	603,377	0.40%
NASDAQ OMX Group Inc.	2,919	93,671	0.06%
PHH Corp.***	553	13,128	0.01%
PNC Financial Services Group Inc.	2,258	163,592	0.11%
Prospect Capital Corp.	26,499	296,259	0.20%
Reinsurance Group of America Inc.	392	26,260	0.02%
RLI Corp.	705	61,631	0.04%
Stifel Financial Corp.***	21,448	884,087	0.59%
SVB Financial Group***	331	28,588	0.02%
TCF Financial Corp.	3,810	54,407	0.04%
Texas Capital Bancshares Inc.***	2,306	106,007	0.07%
US Bancorp	13,900	508,462	0.34%
Virtus Investment Partners Inc.***	58	9,433	0.01%
Wintrust Financial Corp.	3,521	144,607	0.10%
WisdomTree Investments Inc.***	2,463	28,595	0.02%
Total Financials		8,499,634	5.69%
Health Care
Abaxis Inc.	1,036	43,616	0.03%
Agilent Technologies Inc.	12,051	617,614	0.41%
Akorn Inc.***	30,188	594,100	0.40%
Allscripts Healthcare Solutions Inc.***	4,569	67,941	0.05%
Alnylam Pharmaceuticals Inc.***	3,634	232,612	0.16%
Amgen Inc.	2,706	302,910	0.20%
Analogic Corp.	264	21,817	0.01%
Bristol-Myers Squibb Co.	8,624	399,119	0.27%
Brookdale Senior Living Inc.***	311	8,179	0.01%
Cepheid Inc.***	3,985	155,574	0.10%
Cerner Corp.***	292	15,345	0.01%
DENTSPLY International Inc.	9,492	412,048	0.28%
DexCom Inc.***	6,752	190,609	0.13%
Edwards Lifesciences Corp.***	327	22,769	0.02%
Endo Health Solutions Inc.***	23,005	1,045,347	0.70%
Endologix Inc.***	11,513	185,705	0.12%
Halozyme Therapeutics Inc.***	11,903	131,409	0.09%
HealthSouth Corp.	4,203	144,919	0.10%
Hill-Rom Holdings Inc.	328	11,752	0.01%
HMS Holdings Corp.***	7,998	172,037	0.12%
Humana Inc.	871	81,290	0.05%
IDEXX Laboratories Inc.***	136	13,552	0.01%
Incyte Corp.***	6,725	256,559	0.17%
Infinity Pharmaceuticals Inc.***	4,671	81,509	0.05%
Integra LifeSciences Holdings Corp.***	560	22,540	0.02%
Masimo Corp.	7,495	199,667	0.13%
MedAssets Inc.***	7,036	178,855	0.12%
Medicines Co.***	58	1,944	0.00%
Medivation Inc.***	2,997	179,640	0.12%
NPS Pharmaceuticals Inc.***	28,384	902,895	0.60%
Quality Systems Inc.	838	18,210	0.01%
Quest Diagnostics Inc.	17,185	1,061,861	0.71%
Santarus Inc.***	915	20,652	0.01%
Tenet Healthcare Corp.***	2,117	87,199	0.06%
Universal Health Services Inc. - Class B	3,270	245,217	0.16%

See Accompanying Notes to the Financial Statements.

29

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Varian Medical Systems Inc.***	3,109	$232,336	0.16%
Waters Corp.***	8,007	850,423	0.57%
Wright Medical Group Inc.***	4,705	122,706	0.08%
Total Health Care		9,332,477	6.25%
Industrials
Acacia Research Corp.	755	17,410	0.01%
AGCO Corp.	9,865	596,043	0.40%
Allegiant Travel Co.	1,577	166,153	0.11%
AO Smith Corp.	4,757	215,016	0.14%
Armstrong World Industries Inc.***	3,036	166,859	0.11%
Atlas Air Worldwide Holdings Inc.***	1,533	70,687	0.05%
Avis Budget Group Inc.***	4,058	116,992	0.08%
AZZ Inc.	15,884	664,904	0.45%
Barnes Group Inc.	1,401	48,923	0.03%
Boeing Co.	4,523	531,453	0.36%
Cintas Corp.	8,525	436,480	0.29%
CLARCOR Inc.	836	46,423	0.03%
Con-way Inc.	3,503	150,944	0.10%
Copart Inc.***	3,970	126,206	0.08%
Curtiss-Wright Corp.	6,147	288,663	0.19%
Dun & Bradstreet Corp.	214	22,224	0.01%
Expeditors International of Washington Inc.	20,283	893,669	0.60%
Fastenal Co.	6,058	304,415	0.20%
Fluor Corp.	5,675	402,698	0.27%
HEICO Corp.	2,562	173,550	0.12%
IDEX Corp.	370	24,143	0.02%
Interface Inc.	1,137	22,558	0.02%
Iron Mountain Inc.	6,015	162,525	0.11%
L-3 Communications Holdings Inc.	811	76,640	0.05%
Navistar International Corp.***	5,387	196,518	0.13%
Norfolk Southern Corp.	5,547	429,060	0.29%
Pall Corp.	5,256	404,922	0.27%
Rockwell Automation Inc.	8,731	933,693	0.63%
SPX Corp.	13,205	1,117,671	0.75%
Teledyne Technologies Inc.***	645	54,780	0.04%
Tetra Tech Inc.***	18,019	466,512	0.31%
Toro Co.	1,463	79,514	0.05%
United Continental Holdings Inc.***	5,878	180,513	0.12%
United Parcel Service Inc. - Class B	12,806	1,170,084	0.78%
United Rentals Inc.***	2,822	164,494	0.11%
URS Corp.	1,923	103,361	0.07%
Valmont Industries Inc.	681	94,598	0.06%
Wabash National Corp.***	11,851	138,183	0.09%
Wabtec Corp.	2,501	157,238	0.11%
Werner Enterprises Inc.	1,776	41,434	0.03%
Total Industrials		11,458,153	7.67%
Information Technology
ACI Worldwide Inc.***	14,171	766,084	0.51%
Akamai Technologies Inc.***	11,596	599,513	0.40%
Applied Materials Inc.	243	4,262	0.00%
Autodesk Inc.***	27,620	1,137,115	0.76%
Blucora Inc.***	14,433	331,670	0.22%

See Accompanying Notes to the Financial Statements.

30

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Broadcom Corp. - Class A	9,829	$255,652	0.17%
Cavium Inc.***	39	1,607	0.00%
Cognex Corp.	3,414	107,063	0.07%
Cognizant Technology Solutions Corp.***	9,571	785,971	0.53%
Constant Contact Inc.***	22,206	526,060	0.35%
eBay Inc.***	6,121	341,491	0.23%
EchoStar Corp.***	604	26,540	0.02%
Entegris Inc.***	53,567	543,705	0.37%
Fair Isaac Corp.	853	47,154	0.03%
Fairchild Semiconductor International Inc.***	74,283	1,031,791	0.69%
FARO Technologies Inc.***	2,680	113,016	0.08%
FEI Co.	4,848	425,654	0.29%
FLIR Systems Inc.	4,427	139,008	0.09%
Global Payments Inc.	13,926	711,340	0.48%
Hewlett-Packard Co.	2,442	51,233	0.03%
IAC Corp.	17,468	954,976	0.64%
Intuit Inc.	7,125	472,459	0.32%
Itron Inc.***	6,452	276,339	0.19%
Jabil Circuit Inc.	9,301	201,646	0.13%
Maxim Integrated Products Inc.	9,917	295,527	0.20%
MAXIMUS Inc.	15,661	705,371	0.48%
Microsoft Corp.	7,205	239,999	0.16%
MicroStrategy Inc. - Class A ***	421	43,683	0.03%
Motorola Solutions Inc.	18,411	1,093,245	0.73%
National Instruments Corp.	4,025	124,493	0.08%
NETGEAR Inc.***	2,205	68,046	0.05%
NetSuite Inc.***	1,362	147,014	0.10%
OSI Systems Inc.***	39	2,904	0.00%
PMC - Sierra Inc.***	9,707	64,260	0.04%
Polycom Inc.***	3,153	34,431	0.02%
Semtech Corp.***	6,224	186,658	0.12%
SunEdison Inc.***	34,869	277,906	0.19%
Synchronoss Technologies Inc.***	4,131	157,226	0.11%
Syntel Inc.	1,022	81,862	0.05%
Trimble Navigation Ltd.***	35,455	1,053,368	0.71%
Ultratech Inc.***	1,456	44,117	0.03%
Xerox Corp.	7,792	80,180	0.05%
Yahoo! Inc.***	25,359	840,904	0.56%
Total Information Technology		15,392,543	10.31%
Materials
Alcoa Inc.	66,577	540,605	0.36%
Allegheny Technologies Inc.	16,652	508,219	0.34%
Carpenter Technology Corp.	6,511	378,354	0.25%
Celanese Corp.	600	31,674	0.02%
Century Aluminum Co.***	3,054	24,585	0.01%
Compass Minerals International Inc.	129	9,839	0.01%
Domtar Corp.	4,535	360,170	0.24%
Flotek Industries Inc.***	706	16,238	0.01%
FMC Corp.	16,644	1,193,708	0.81%
Huntsman Corp.	56,723	1,169,061	0.78%
Kaiser Aluminum Corp.	434	30,923	0.02%
Mosaic Co.	8,213	353,323	0.24%
Schnitzer Steel Industries Inc. - Class A	2,925	80,555	0.05%

See Accompanying Notes to the Financial Statements.

31

The Campbell Multi-Strategy Trust

Complete Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Scotts Miracle-Gro Co. - Class A	2,353	$129,486	0.09%
Sensient Technologies Corp.	13,406	642,013	0.43%
Total Materials		5,468,753	3.66%
Telecommunication Services
Level 3 Communications Inc.***	6,658	177,702	0.12%
Windstream Holdings Inc.	6,146	49,168	0.03%
Total Telecommunication Services		226,870	0.15%
Utilities
AGL Resources Inc.	940	43,268	0.03%
Ameren Corp.	19,024	662,796	0.44%
American Water Works Co., Inc.	2,821	116,451	0.08%
Calpine Corp.***	502	9,754	0.01%
Exelon Corp.	10,607	314,391	0.21%
FirstEnergy Corp.	4,943	180,172	0.12%
ITC Holdings Corp.	720	67,579	0.05%
Northeast Utilities	1,835	75,694	0.05%
NorthWestern Corp.	17,020	764,538	0.51%
OGE Energy Corp.	78	2,815	0.00%
PNM Resources Inc.	175	3,960	0.00%
South Jersey Industries Inc.	156	9,138	0.01%
Southwest Gas Corp.	5,803	290,150	0.19%
UIL Holdings Corp.	3,243	120,575	0.08%
Total Utilities		2,661,281	1.78%
Total United States		88,305,236	59.11%
Total investment securities sold short
(proceeds - $114,202,286)		$116,560,690	78.03%

*	Non-income producing security.
**	Pledged as collateral for the trading of forward currency contracts.
***	Security did not pay a dividend during the previous twelve months.

Adr — American Depositary Receipt

RBS — Royal Bank of Scotland

See Accompanying Notes to the Financial Statements.

32

NOTES TO THE SCHEDULE OF INVESTMENTS

Note 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. General Description of the Trust

The Campbell Multi-Strategy Trust (the “Trust”) engages in the speculative trading of securities, futures contracts and forward currency contracts. The Trust is registered under the Investment Company Act of 1940 (“1940 Act”) as a closed-end, non-diversified, management investment company and must comply with the applicable provisions of the 1940 Act and the rules and regulations thereunder. The Trust offers its shares continuously in private placement exempted from the registration requirements of the Securities Act of 1933. The Trust is subject to the requirements of the various exchanges where the Trust executes transactions and the requirements of futures brokers, securities brokers and interbank market makers through which the Trust trades.

B. Method of Reporting

The Trust's schedule of investments are presented in accordance with accounting principles generally accepted in the United States of America, which may require the use of certain estimates made by the Trust's management. Actual results may differ from these estimates.

C. Foreign Currency Transactions

The Trust’s functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of assets and liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income.

Note 2. PORTFOLIO VALUATION

A. Futures and Forward Currency Contracts

Investment transactions are accounted for on the trade date. Gains or losses are realized when contracts are liquidated. Net unrealized gains or losses on open contracts (the difference between contract purchase price and fair value) are reflected in the statement of assets and liabilities. The fair value of futures contracts is determined by various futures exchanges, and reflects the settlement price for each contract as of the close of business of the last business day of the reporting period. The fair value of forward currency contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) of the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

B. Investment Securities

Securities transactions are recorded on the trade date. Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis. U.S. government securities are stated at cost plus accrued interest, which approximates fair value.

The Trust's trading in Japanese securities is completed each day prior to the close of business in the United States (“U.S.”) markets. These securities are valued based on the last reported sales price of the Japanese exchanges. Events may occur subsequent to the valuation of the Japanese securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during such period and are deemed material to the net asset value of the Trust by the Campbell & Company Investment Adviser (the “Investment Adviser”), those securities may be valued at fair value as determined in good faith by the Investment Adviser.

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C. Fair Value

Generally accepted accounting principles establish a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust's exchange traded futures contracts and common stocks fall in this category.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts that the Trust values using models or other valuation methodologies derived from observable market data. This category also includes U.S. Government Securities. See Note 2.A. for a discussion of the observable inputs used in calculating fair value.

Level 3 inputs are unobservable inputs for an asset or liability (including the Trust's own assumptions in determining the fair value of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the nine-month period ended September 30, 2013, the Trust did not have any Level 3 assets or liabilities.

The following table sets forth by level within the fair value hierarchy the Trust's investments accounted for at fair value on a reoccurring basis as of September 30, 2013.

	Fair Value at September 30, 2013
Description*	Level 1	Level 2	Level 3	Total

Assets

Common Stocks	$116,555,727	$-	$-	$116,555,727
U.S. Government Securities	-	10,739,957	-	10,739,957
Exchange traded futures contracts
Agriculture	732,219	-	-	732,219
Energy	95,998	-	-	95,998
Metals	567,350	-		567,350
Stock indices	244,266	-		244,266
Short-term interest rates	172,241	-	-	172,241
Long-term interest rates	241,090	-	-	241,090
Forward currency contracts	-	11,189,967	-	11,189,967
Total Assets	$118,608,891	$21,929,924	$-	$140,538,815

Liabilities
Common Stocks	$(116,560,690)	$-	$-	$(116,560,690)
Exchange traded futures contracts
Agriculture	(411,541)	-	-	(411,541)
Energy	(232,787)	-	-	(232,787)
Metals	(1,576,734)	-	-	(1,576,734)
Stock indices	(1,387,714)	-	-	(1,387,714)
Short-term interest rates	(289,707)	-	-	(289,707)
Long-term interest rates	(138,869)	-	-	(138,869)
Forward currency contracts	-	(11,242,922)	-	(11,242,922)
Total Liabilities	$(120,598,042)	$(11,242,922)	$-	$(131,840,964)

* See complete Schedule of Investments for additional detail categorization.

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Note 3. INVESTMENTS

The U.S. federal income tax basis of the Trusts investment at September 30, 2013 was as follows:

Investment securities	$127,295,684
Securities sold short	(116,560,690)
Open forward currency contracts	438,619
Open futures contracts	(856,791)

The U.S. federal income tax basis of the Trust’s investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized depreciation for federal income tax purposes was $1,618,971 (gross unrealized appreciation was $539,771 and gross unrealized depreciation was $2,158,742).

35

Item 2. Controls and Procedures

a)	The registrant’s principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b)	There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Campbell Multi-Strategy Trust

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ G. William Andrews
G. William Andrews, Chief Executive Officer

Date	November 27, 2013

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	November 27, 2013